Capital risk management (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Capital risk management [Abstract]
Total borrowings and debt securities	₩ 54,747,392	₩ 53,639,205
Cash and cash equivalents	2,369,739	3,051,353	₩ 3,783,065	₩ 1,796,300
Net borrowings and debt securities	52,377,653	50,587,852
Total shareholder’s equity	₩ 72,964,641	₩ 73,050,545	₩ 67,942,475	₩ 54,825,010
Debt to equity ratio	71.78%	69.25%